Investment Objectives and Goals	Jan. 06, 2025
Genter Capital Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital Dividend Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Dividend Income ETF (the “Fund”) seeks current income and long term capital appreciation.
Genter Capital International Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital International Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital International Dividend ETF’s investment objective is to seek current income and long-term capital appreciation.